Share-based payments	12 Months Ended
Mar. 31, 2019
Text Block1 [Abstract]
Share-based payments

22. Share-based payments

Significant accounting policies that apply to share-based payments

We operate a number of equity-settled share-based payment arrangements, under which we receive services from employees in consideration for equity instruments (share options and shares) of the group. Equity-settled share-based payments are measured at fair value at the date of grant. Market-based performance criteria and non-vesting conditions (for example, the requirement for employees to make contributions to the share purchase programme) are reflected in this measurement of fair value. The fair value determined at the grant date is recognised as an expense on a straight line basis over the vesting period, based on the group’s estimate of the options or shares that will eventually vest and adjusted for the effect of non market-based vesting conditions. Fair value is measured using either the Binomial options pricing model or Monte Carlo simulations, whichever is more appropriate to the share-based payment arrangement.

Service and performance conditions are vesting conditions. Any other conditions are non-vesting conditions which have to be taken into account to determine the fair value of equity instruments granted. In the case that an award or option does not vest as a result of a failure to meet a non-vesting condition that is within the control of either counterparty, this is accounted for as a cancellation. Cancellations are treated as accelerated vesting and all remaining future charges are immediately recognised in the income statement. As the requirement to save under an employee saveshare arrangement is a non-vesting condition, employee cancellations, other than through a termination of service, are treated as an accelerated vesting.

No adjustment is made to total equity for awards that lapse or are forfeited after the vesting date.

Year ended 31 March	2019 £m	2018 £m	2017 £m
Employee Saveshare Plans	38	42	40
Executive Share Plans:
Incentive Share Plan (ISP)	6	16	–
Deferred Bonus Plan (DBP)	6	4	9
Retention Share Plan (RSP)	17	21	8
Other plans	–	1	–
	67	84	57

What share incentive arrangements do we have?

Our plans include savings-related share option plans for employees and those of participating subsidiaries, further share option plans for selected employees and a stock purchase plan for employees in the US. We also have several share plans for executives. All share-based payment plans are equity-settled. Details of these plans is set out below.

Employee Saveshare Plans

Under an HMRC-approved savings-related share option plan, employees save on a monthly basis, over a three or five-year period, towards the purchase of shares at a fixed price determined when the option is granted. This price is usually set at a 20% discount to the market price for five-year plans and 10% for three-year plans. The options must be exercised within six months of maturity of the savings contract, otherwise they lapse. Similar plans operate for our overseas employees.

Incentive Share Plan (ISP)

Under the ISP, participants are entitled to these shares in full at the end of a three-year period only if the company has met the relevant pre-determined corporate performance measures and if the participants are still employed by the group. For ISP awards granted in 2018/19, 2017/18 and 2016/17: 40% of each award is linked to a total shareholder return (TSR) target for a comparator group of companies from the beginning of the relevant performance period; 40% is linked to a three-year cumulative normalised free cash flow measure; and 20% to growth in underlying revenue excluding transit.

Deferred Bonus Plan (DBP)

Under the DBP, awards are granted annually to selected employees. Shares in the company are transferred to participants at the end of three years if they continue to be employed by the group throughout that period.

Retention Share Plan (RSP)

Under the RSP, awards are granted to selected employees. Shares in the company are transferred to participants at the end of a specified retention period if they continue to be employed by the group throughout that period.

Under the terms of the ISP, DBP and RSP, dividends or dividend equivalents earned on shares during the conditional periods are reinvested in company shares for the potential benefit of the participants.

22. Share-based payments continued

Employee Saveshare Plans

Movements in Employee Saveshare options are shown below.

	Movement in the number of share options			Weighted average exercise price
Year ended 31 March	2019 millions	2018 millions	2017 millions	2019 pence	2018 pence	2017 pence
Outstanding at 1 April	175	189	197	306	313	287
Granted	80	69	44	175	250	362
Forfeited	(44)	(41)	(18)	298	328	345
Exercised	(1)	(30)	(33)	247	169	208
Expired	(20)	(12)	(1)	294	353	345
Outstanding at 31 March	190	175	189	254	306	313
Exercisable at 31 March	–	–	–	249	320	237

The weighted average share price for all options exercised during 2018/19 was 249p (2017/18: 311p, 2016/17: 357p).

The following table summarises information relating to options outstanding and exercisable under Employee Saveshare plans at 31 March 2019.

Normal dates of vesting and exercise (based on calendar years)	Exercise price per share		Weighted average exercise price		Number of outstanding options millions	Weighted average remaining contractual life
2019	319p – 397p		333	p	40	10 months
2020	243p – 376p		305	p	34	22 months
2021	170p – 353p		232	p	43	34 months
2022	243	p	243	p	29	46 months
2023	170	p	170	p	43	58 months
Total			254	p	189	34 months

Executive share plans

Movements in executive share plan awards during 2018/19 are shown below:

	Number of shares (millions)
	ISP	DBP	RSP	Total
At 31 March 2018	54	6	12	72
Awards granted	33	4	7	44
Awards vested	—	(1)	(7)	(8)
Awards lapsed	(18)	(1)	(1)	(20)
Dividend shares reinvested	5	—	—	5
At 31 March 2019	74	8	11	93

Fair values

The following table summarises the fair values and key assumptions used for valuing grants made under the Employee Saveshare plans and ISP in 2018/19, 2017/18 and 2016/17.

			2019			2018		2017
Year ended 31 March	Employee Saveshare		ISP		Employee Saveshare	ISP	Employee Saveshare	ISP
Weighted average fair value	41	p	156	p	56p	202p	72p	328p
Weighted average share price	208	p	211	p	296p	281p	422p	426p
Weighted average exercise price of options granted	175	p	n/a		250p	n/a	362p	n/a
Expected dividend yield	3.47% – 3.83%		n/a		3.12% – 3.21%	n/a	2.9% – 3.4%	n/a
Risk free rates	0.74% – 1.07%		0.7%		0.1% – 0.2%	0.2%	0.5% – 0.8%	0.6%
Expected volatility	23.3% – 25.8%		23.5%		23.1% – 24.3%	23.6%	19.0% – 21.5%	21.8%

Employee Saveshare grants are valued using a Binomial options pricing model. Awards under the ISP are valued using Monte Carlo simulations. TSRs are generated for BT and the comparator group at the end of the three-year performance period, using each company’s volatility and the cross correlation between pairs of stocks.

Volatility has been determined by reference to BT’s historical volatility which is expected to reflect the BT share price in the future. An expected life of three months after vesting date is assumed for Employee Saveshare options. For all other awards the expected life is equal to the vesting period. The risk-free interest rate is based on the UK gilt curve in effect at the time of the grant, for the expected life of the option or award.

The fair values for the DBP and RSP were determined using the market price of the shares at the grant date. The weighted average share price for DBP awards granted in 2018/19 was 209p (2017/18: 282p, 2016/17: 421p) and for RSP awards granted in 2018/19 217p (2017/18: 282p, 2016/17: 417p).